Income Tax (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Tax [Abstract]
Income tax	$ 3,471	$ 27,040
Profit (loss) before income tax	$ (22,721)	$ 49,787